Share Based Payment - Schedules of Restricted Shares (Detail) - Rumo S.A. [member] - Restricted shares [member]	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	1,522,220
Granted	2,384,080
Cancellation or settlements	(318,550)
Ending balance	3,587,750